Capital Leases	6 Months Ended
Jun. 30, 2013
Capital Leases [Abstract]
Capital Leases
16.      Capital Leases:

The Company leases Barge PT 22 under a capital lease, with a gross amount capitalized of $4,778 and accumulated depreciation of $826 as at June 30, 2013.
The annual future minimum lease payments under the capital lease, of Barge PT 22, together with the present value of the net minimum lease payments required to be made after June 30, 2013, are as follows:
Amount
July 1 to December 31, 2013	600
2014	400
Total minimum lease payments	1,000
Less: imputed interest	36
Present value of minimum lease payments	964
Current portion of capitalized lease obligations	(964)
Long-term capitalized lease obligations	-

The current portion of the capitalized lease obligations is included in the accrued and other current liabilities in the accompanying condensed consolidated balance sheets while the long-term obligations of the capitalized lease is included in the other non-current liabilities in the accompanying condensed consolidated balance sheets.